SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation and Basis of Presentation

The consolidated financial statements and accompanying notes have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”). The consolidated financial statements include the accounts of Wheels Up Experience Inc. and its wholly-owned subsidiaries. We consolidate Wheels Up Partners MIP LLC (“MIP LLC”) and record the profits interests held in MIP LLC that Wheels Up does not own as non-controlling interests (see Note 15). All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

Preparing the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates due to risks and uncertainties, including uncertainty in the current economic environment due to COVID-19, and any evolutions thereof (“COVID-19”). The most significant estimates include, but are not limited to, the useful lives and residual values of purchased aircraft, the fair value of financial assets and liabilities, acquired intangible assets, goodwill, contingent consideration and other assets and liabilities, sales and use tax, the estimated life of member relationships, the determination of the allowance for credit losses, impairment assessments, the determination of the valuation allowance for deferred tax assets and the incremental borrowing rate for leases.

Fair Value Measurements

The carrying values of cash and cash equivalents, investments, accounts receivable, deferred revenue, accounts payable and long-term debt approximate fair value due to either the short-term nature of such instruments or the fact that the interest rate of the long-term debt is based upon current market rates.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability, an exit price, in an orderly transaction between unaffiliated willing market participants on the measurement date under current market conditions. Assets and liabilities recorded at fair value are measured and classified in accordance with a three-tier fair value hierarchy based on the observability of the inputs available and activity in the markets used to measure fair value. A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

Level 1 — Quoted prices, unadjusted, in active markets for identical assets or liabilities that can be accessed at the measurement date.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 — Unobservable inputs developed using our own estimates and assumptions, which reflect those that market participants would use in pricing the asset or liability.

The determination of where an asset or liability falls in the hierarchy requires significant judgment. When developing fair value estimates, we maximize the use of observable inputs and minimize the use of unobservable inputs. When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are available on the measurement date. If quoted prices in active markets are not available, the determination of estimated fair value is based on standard market valuation methodologies, giving priority to observable inputs.

The following methods and assumptions were used to estimate the fair value of each class of financial assets and liabilities for which it is practicable to estimate fair value:

●	Cash equivalents and investments — The carrying amount of money market funds approximates fair value and is classified within Level 1 because we determined the fair value through quoted market prices. The carrying amount of commercial paper approximates fair value and is classified within Level 2 because we utilized observable inputs in non-active markets to determine the fair value.
●	Long-term debt — The carrying amount approximates fair value based on the interest rates currently available for debt with similar terms and remaining maturities. We utilized Level 2 inputs to determine the fair value.
●	Warrant liability — Public Warrants are classified within Level 1 as these securities are traded on an active public market. Private Warrants are classified within Level 2. We utilized the value of the Public Warrants as an approximation of the value of the Private Warrants as they are substantially similar to the Public Warrants, but not directly traded or quoted on an active market.

Certain non-financial assets are measured at fair value on a non-recurring basis, including property and equipment, goodwill and intangible assets. These assets are subject to fair value adjustments in certain circumstances, such as when there is evidence of an impairment.

Cash Equivalents

Cash equivalents consist of highly liquid investments that are readily convertible into cash. We consider securities with initial maturities of three months or less, when purchased, to be cash equivalents.

Restricted Cash

Restricted cash is pledged as security for letters of credit and also includes cash and cash equivalents that are unavailable for immediate use due to contractual restrictions. We classify restricted cash as current or non-current based on the remaining term of the restriction.

Investments

Investments consist of highly liquid investment grade commercial paper issued by major corporations and financial institutions with initial maturities of greater than three months and remaining maturities of less than one year from the date of purchase. All investments are classified as “available-for-sale” and realized gains or losses are recorded using the specific identification method. We classify investments as available-for-sale securities as they represent investments available to support current operations and may be sold prior to their stated maturities for strategic or operational reasons. There were no unrealized gains or losses on available-for-sale securities for the years ended December 31, 2021, 2020 and 2019.

Changes in market value, excluding other-than-temporary impairments, are reported as a separate component of accumulated other comprehensive loss until realized. In determining whether an other-than-temporary impairment exists, we consider: (i) the length of time and the extent to which the fair value has been less than cost; (ii) the financial condition and near-term prospects of the issuer of the securities; and (iii) the intent and ability to retain the security for a period of time sufficient to allow for any anticipated recovery in fair value. There were no other-than-temporary impairment losses identified for the years ended December 31, 2021, 2020 and 2019.

Accounts and Other Receivables

Accounts receivable, net, primarily consists of contractual amounts we expect to collect from members and customers related to membership subscriptions and flights, including amounts currently due from credit card companies. We record accounts receivable at the original invoiced amount. There is $0.2 million and $1.4 million of membership fees and prepaid flight time included in both accounts receivable and deferred revenue as of December 31, 2021 and 2020, respectively.

We monitor exposure for losses and maintain an allowance for credit losses for any receivables that may be uncollectible. Historically, we used an incurred loss model to calculate the allowance for credit losses. Upon the adoption of the new credit loss standard on January 1, 2020, we shifted to a current expected credit loss model. We estimate uncollectible receivables based on the receivable’s age, customer credit-worthiness, past transaction history with the customer, changes in payment terms and the condition of the general economy and the industry as a whole. When it is determined that the amounts are not recoverable, the receivable is written off against the allowance. As of December 31, 2021 and 2020, the allowance for credit losses was $5.9 million and $2.3 million, respectively. Other receivables primarily consist of tax credits for Federal Excise Tax paid on aircraft fuel.

Concentration of Credit Risk

Financial instruments that may potentially expose us to concentrations of credit risk primarily consist of cash, cash equivalents, restricted cash and receivables. We place cash and cash equivalents with multiple high credit quality financial institutions. Accounts are guaranteed by the Federal Deposit Insurance Corporation up to certain limits and although deposits are held with multiple financial institutions, deposits at times may exceed the federally insured limits. We have not experienced any losses in such accounts.

Accounts receivable are spread over many members and customers. We monitor credit quality on an ongoing basis and maintain reserves for estimated credit losses.

There were no customers that accounted for 10% or more of revenue for the years ended December 31, 2021, 2020 and 2019. There were no customers that accounted for 10% or more of accounts receivable as of December 31, 2021 and 2020.

Parts and Supplies Inventories

Inventories are used in operations and are generally not for sale. Inventories are comprised of spare aircraft parts, materials and supplies, which are valued at the lower of cost or net realizable value. Cost of inventories are determined using the specific identification method. We determine, based on the evidence that exists, whether or not it is appropriate to maintain a reserve for excess and obsolete inventory. The reserve is based on historical experience related to the disposal of inventory due to damage, physical deterioration, obsolescence or other causes. As of December 31, 2021 and 2020, the reserve was not material. Storage costs and indirect administrative overhead costs related to inventories are expensed as incurred.

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets include security deposits, which relate primarily to contractual prepayments to third-parties for future services, the current portion of capitalized costs related to sales commissions and referral fees, aircraft held for sale and insurance claims receivable.

Property and Equipment

Property and equipment are stated at cost, net of accumulated depreciation and amortization. Depreciation and amortization for all property and equipment are calculated using the straight-line method over the estimated useful lives of the related assets. Residual values estimated for aircraft are approximately 50% of the original purchase price. Expenditures that increase the value or productive capacity of assets are capitalized, and repairs and maintenance are expensed as incurred. The estimated useful lives of property and equipment are principally as follows: aircraft — seven years, furniture and fixtures — three years, vehicles — five years, building and improvements — 27 years, computer equipment — three years and tooling — ten years. Leasehold improvements are amortized over the shorter of either the estimated useful life of the asset or the remaining term of the lease (see Note 4).

Software Development Costs

We incur costs related to developing the Wheels Up website, mobile application, and other internal use software. In addition, we incur costs related to the development of our flight management software. The amounts capitalized include materials, employees’ payroll and payroll-related costs including equity-based compensation directly associated with the development activities, as well as external direct costs of services used in developing the software. We amortize capitalized costs using the straight-line method over the estimated useful life, which is currently three years, beginning when the software is ready for its intended use. Costs incurred during the preliminary project and post-implementation stages are expensed as incurred. We perform periodic reviews to ensure that unamortized software development costs remain recoverable from future revenue (see Note 4).

Leases

We determine if an arrangement is a lease at inception on an individual contract basis. Operating leases are included in operating lease right-of-use assets, operating lease liabilities, current and operating lease liabilities, non-current on the consolidated balance sheets. Operating lease right-of-use assets represent the right to use an underlying asset for the lease term and operating lease liabilities represent the obligation to make lease payments arising from the lease. Operating lease right-of-use assets and operating lease liabilities are recognized at commencement date based on the present value of the future minimum lease payments over the lease term. The interest rate implicit in our leases is not readily determinable to discount lease payments. As a result, for all leases we use an incremental borrowing rate that is based on the estimated rate of interest for a collateralized borrowing of a similar asset, using a similar term as the lease payments at the commencement date.

The operating lease right-of-use assets and operating lease liabilities include any lease payments made, including any variable amounts that are based on an index or rate, and exclude lease incentives. Variability that is not due to an index or rate, such as payments made based on hourly rates, are excluded from the lease liability. Lease terms may include options to extend or terminate the lease. Renewal option periods are included within the lease term and the associated payments are recognized in the measurement of the operating right-of-use asset and operating lease liability when they are at our discretion and considered reasonably certain of being exercised. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

We have elected the practical expedient not to recognize leases with an initial term of 12 months or less on our consolidated balance sheets and lease expense is recognized on a straight-line basis over the term of the short-term lease. For real estate leases, we have elected the practical expedient to account for both the lease and non-lease components as a single lease component and not allocate the consideration in the contract. Certain real estate leases contain fixed lease payments that include real estate taxes, common area maintenance and insurance. These fixed payments are considered part of the lease payment and are included in the operating lease right-of-use assets and operating lease liabilities. For non-real estate leases, including aircraft, we have separated the lease and non-lease components. The non-lease components of aircraft leases are typically for maintenance services and insurance that are expensed as incurred (see Note 12).

During a portion of 2020 and all of 2019, we were the sublessor of certain aircraft leases to Gama Aviation LLC prior to our acquisition of Gama Aviation LLC, due to government regulations. The underlying aircraft assets from these subleases are presented on the consolidated balance sheets. Sublease income is presented in cost of revenue net of the lease cost in the consolidated statements of operations.

Impairment of Long-Lived Assets

Long-lived assets consist of aircraft, including aircraft held for sale, property and equipment, finite-lived intangible assets and operating lease right-of-use assets. We review the carrying value of long-lived assets for impairment when events and circumstances indicate that the carrying value may not be recoverable based on the estimated undiscounted future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value of the asset or asset group, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of the asset or asset group.

We determined the initial negative effect and uncertainty related to COVID-19 was a potential indicator that the carrying value of our long-lived assets may not be recoverable. As a result, we performed an undiscounted cash flow analysis of our long-lived assets for potential impairment as of April 30, 2020, and based on the analysis, it was determined that there was no impairment to our long-lived assets. In addition, there were no other indicators of impairment of long-lived assets identified after April 30, 2020 through December 31, 2020 and during the year ended 2019.

For the year ended December 31, 2021, we determined that because of a sustained decrease in our share price from the Closing Date, combined with a decline in our margins, we had potential indicators that the carrying value of our long-lived assets may not be recoverable. As a result, we performed an undiscounted cash flow analysis of our long-lived assets for potential impairment as of December 15, 2021, and based on the analysis, it was determined that there was no impairment to our long-lived assets.

Acquisitions

We account for business combinations and asset acquisitions using the acquisition method of accounting, which requires allocation of the purchase price to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair values on the acquisition date. For acquisitions meeting the definition of a business combination, the excess of the purchase price over the amounts recognized for assets acquired and liabilities assumed is recorded as goodwill. During the measurement period, which may be up to one year from the acquisition date, we may record adjustments to the assets acquired and liabilities assumed in a business combination with the corresponding offset to goodwill. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded in the consolidated statements of operations. Acquisition costs, such as legal and consulting fees, are expensed as incurred for business combinations.

For acquisitions meeting the definition of an asset acquisition, the fair value of the consideration transferred, including transaction costs, is allocated to the assets acquired and liabilities assumed based on their relative fair values. No goodwill is recognized in an asset acquisition (see Note 3 and Note 6).

Goodwill

Goodwill represents the excess of the consideration transferred over the fair value of the identifiable assets acquired and liabilities assumed in business combinations. The carrying value of goodwill is tested for impairment on an annual basis or on an interim basis if events or changes in circumstances indicate that an impairment loss may have occurred (i.e., a triggering event). Our annual goodwill impairment testing date is October 1st. We are required to test goodwill on a reporting unit basis. We determined private aviation services is our one reporting unit to which the entire amount of goodwill is allocated.

Goodwill impairment is the amount by which our reporting unit’s carrying value exceeds its fair value, not to exceed the carrying value of goodwill. We use both qualitative and quantitative approaches when testing goodwill for impairment. Our qualitative approach evaluates various events including, but not limited to, macroeconomic conditions, changes in the business environment in which we operate and other specific facts and circumstances. If, after assessing qualitative factors, we determine that it is more-likely-than-not that the fair value of our reporting unit is greater than the carrying value, then performing a quantitative impairment assessment is unnecessary and our goodwill is not considered to be impaired. However, if based on the qualitative assessment we cannot conclude that it is more-likely-than-not that the fair value of the reporting unit exceeds its carrying value, or if we elect to skip the optional qualitative assessment approach, we proceed with performing the quantitative impairment assessment primarily using a discounted cash flow model, or income approach, to quantify the amount of impairment, if any (see Note 7).

Intangible Assets

Intangible assets other than goodwill consists of acquired finite-lived trade names, customer relationships and developed technology. At initial recognition, intangible assets acquired in a business combination are recognized at their fair value as of the date of acquisition. Following initial recognition, intangible assets are carried at cost less accumulated amortization and impairment losses, if any, and are amortized on a straight-line basis over the estimated useful life of the asset, which was determined based on management’s estimate of the period over which the asset will contribute to our future cash flows (see Note 7).

Other Current Liabilities

Other current liabilities consist of deposits from owners for managed aircraft. Deposits are collected at the inception of the contract with each owner and returned on the contract termination date, to the extent there are no outstanding payments due at such time.

Warrant Liability

We determine if warrants are equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether warrants meet all of the requirements for equity classification under ASC 815, including whether warrants are indexed to our common stock, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while warrants are outstanding.

For issued or modified warrants that meet all of the criteria for equity classification, warrants are required to be recorded as a component of additional paid-in capital at the time of issuance. For issued or modified warrants that do not meet all of the criteria for equity classification, warrants are required to be recorded as a liability at their fair value on date of issuance and each balance sheet date thereafter. Changes in the estimated fair value of warrants are recognized as an unrealized gain or loss.

We recorded the Private Warrants and Public Warrants (each defined below and collectively the “Warrants”) assumed as part of the Business Combination (see Note 3 and Note 19) as liabilities.

Deferred Offering Costs

We capitalized certain legal, accounting and other direct third-party costs related to the Business Combination. Deferred offering costs were included as an asset on the consolidated balance sheets and were deferred until the Closing Date, at which time they were deducted from additional paid-in capital of the combined business.

Revenue

We determine revenue recognition through the following steps:

●	Identification of the contract, or contracts, with a customer.
●	Identification of the performance obligations in the contract.
●	Determination of the transaction price.
●	Allocation of the transaction price to the performance obligations in the contract; and,
●	Recognition of revenue when, or as, a performance obligation is satisfied.
●	Revenue is derived from a variety of sources including, but not limited to, (i) memberships, (ii) flights, (iii) aircraft management and (iv) other.

Wheels Up membership agreements are signed by each member. Wheels Up membership agreements together with the terms and conditions in the flight services agreement govern the use of the Wheels Up membership. We account for a contract when both parties have approved and are committed to perform their obligations, the rights of the parties are identified, payment terms are identified, the contract has commercial substance, and collectability of consideration is probable. In addition to retail flights, we also have flight service agreements to sell wholesale flights to customers that are non-members and do not pay annual dues or initiation fees.

Revenue is recorded net of discounts on standard pricing and incentive offerings including special pricing agreements and certain promotions.

Deferred revenue is an obligation to transfer services to a customer for which we have already received consideration. Upon receipt of a prepayment from a customer for all or a portion of the transaction price, we initially recognize a contract liability. The contract liability is settled, and revenue is recognized, when we satisfy our performance obligation to the customer at a future date.

We utilize registered independent third-party air carriers in the performance of a portion of our flights. We evaluate whether there is a promise to transfer services to the customer, as the principal, or to arrange for services to be provided by another party, as the agent, using a control model. The nature of the flight services we provide to members is similar regardless of which third-party air carrier is involved. Wheels Up directs third-party air carriers to provide an aircraft to a member or customer. Based on evaluation of the control model, it was determined that Wheels Up acts as the principal rather than the agent within all revenue arrangements, other than when acting as an intermediary ticketing agent for travel as part of the Commercial Cooperation Agreement (as amended) (the “CCA”) with Delta Airlines, Inc. (“Delta”) and when managed aircraft owners charter their own aircraft, as we have the authority to direct the key components of the service on behalf of the member or customer regardless of which third-party is used. Members can use Prepaid Blocks (defined below) to purchase commercial flights on Delta. Wheels Up charges the member a ticketing fee to use their funds with Delta, which is recorded on a net basis in revenue at the time of booking. Wheels Up passes along the fulfillment of the performance obligation to Delta who actually provides the flight to the member. Owner charter revenue is recognized for flights where the owner of a managed aircraft sets the price for the trip. Wheels Up records owner charter revenue at the time of flight on a net basis for the margin we receive to operate the aircraft. If Wheels Up has primary responsibility to fulfill the obligation, then the revenue and the associated costs are reported on a gross basis in the consolidated statements of operations.

(i) Memberships

New members are typically charged a one-time initiation fee at the commencement of their membership, which is generally non-refundable. In the first year of membership, a portion of the initiation fee is applied to their annual dues. The remainder of the initiation fee, less any flight credits, is deferred and recognized on a straight-line basis over the estimated duration of the customer relationship period, which is estimated to be approximately three years. Members are charged recurring annual dues to maintain their membership. Revenue related to the annual dues are deferred and recognized on a straight-line basis over the related contractual period, which is generally but not always 12 months. If a customer qualifies to earn SkyMiles (as defined below) as part of their membership, then a portion of the transaction price is allocated to this performance obligation at contract inception. The amount of the allocation is determined based on our contractual cost for SkyMiles purchases with Delta. If at any time the membership is terminated, any previously unrecognized amounts are recognized in the period of termination.

(ii) Flights

Flights and flight-related services, along with the related costs of the flights, are earned and recognized as revenue at the point in time in which the service is provided. For round trip flights, revenue is recognized upon arrival at the destination for each flight segment.

Members pay a fixed quoted amount for flights. The amount can be based on a contractual capped hourly rate or dynamically priced based on market demand at time of booking. Wholesale customers primarily pay a fixed rate for flights. In addition, flight costs can be paid by members through the purchase of Fund Programs (“Prepaid Blocks”), which are generally dollar-denominated credits for future spend with Wheels Up. Prepaid Blocks are deferred and recognized as revenue when the member completes a flight segment. Prepaid Blocks also can generally be used to purchase commercial flights on Delta. Wheels Up, acting in the capacity of an agent, charges the member a ticketing fee to use their commingled funds on a flight provided by Delta, which is recorded on a net basis at the time of booking.

Through our acquisition of Delta Private Jets, LLC now known as Wheels Up Private Jets LLC (“WUPJ”), we inherited the legacy WUPJ jet cards. WUPJ jet cards allow a customer to pre-purchase dollar-denominated credits at agreement inception that are redeemed for future flights on WUPJ, are refundable for a termination fee, and are generally effective for a term of 24 months. Customers are also able to reload funds on their jet card periodically throughout the term. The jet card values are purchased at tiered dollar amounts and entitle customers to fixed rate all-inclusive hourly pricing and guaranteed availability. During 2020, we began the process of converting WUPJ jet card holders to Wheels Up memberships and we generally do not offer new WUPJ jet cards.

In addition, Wheels Up continued and expanded a customary WUPJ business practice of providing Medallion Status (“Status”) in Delta’s SkyMiles Program (“SkyMiles”) for purchases of Prepaid Blocks and jet cards. A member is granted Status free of charge for use during the term of the contract and may assign the Status to any designated individual. A member can use their SkyMiles for purchases of Prepaid Blocks but they do not earn SkyMiles on Wheels Up flights. Any members that meet the designated spend thresholds for Prepaid Blocks and jet cards or the designated dollar-denominated flight spend thresholds during the year receive the same Status. Additionally, we do not owe Delta any consideration for the grant of each Status provided. Status is not a material right at contract inception and does not give rise to a separate performance obligation. The provided Status is not recognized as revenue, but instead is considered a marketing incentive related to future purchases on Delta.

The amount of flight breakage was not material for the years ended December 31, 2021, 2020 and 2019.

(iii) Aircraft Management

We manage aircraft for owners in exchange for a contractual fee. Revenue associated with the management of aircraft also includes the recovery of owner incurred expenses including maintenance coordination, cabin crew and pilots, as well as recharging of certain incurred aircraft operating costs and expenses such as maintenance, fuel, landing fees, parking and other related operating costs. We pass the recovery and recharge costs back to owners at either cost or a predetermined margin.

Aircraft management related revenue contains two performance obligations. One performance obligation is to provide management services over the contract period. Revenue earned from management services is recognized over the contractual term, on a monthly basis. The second performance obligation is the cost to operate and maintain the aircraft, which is recognized as revenue at the point in time such services are completed.

(iv) Other

Ground Services

Fixed-based operator (“FBO”) ground services are provided for aircraft customers that use our facility at Cincinnati/Northern Kentucky International Airport (“CVG”). FBO ground services are comprised of a single performance obligation for aircraft facility services such as fueling, parking, ground power and cleaning. FBO related revenue is recognized at the point in time each service is provided.

We also separately provide maintenance, repair and operations (“MRO”) ground services for aircraft owners and operators at certain of our facilities. MRO ground services are comprised of a single performance obligation for aircraft maintenance services such as modifications, repairs and inspections. MRO related revenue is recognized over time based on the cost of inventory consumed and labor hours worked for each service provided.

Flight-Related Services

As part of each flight, there is the option to request flight-related services such as catering or ground transportation for an additional charge. Flight-related services, which are passed through at either cost or a predetermined margin, were $3.3 million, $1.4 million and $1.5 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Software Subscriptions

Subscription revenue consists of fees earned, typically monthly, from third-party operators and other businesses in the private aviation industry for web-based access to UP FMS, which is a collaborative suite of flight software tools that we offer through our acquisition of Avianis Systems LLC. Our subscription services provide users software licenses and related support and updates during the term of the arrangement to enable management of flight operations. Revenue is generally recognized from such subscription contracts on a straight-line basis over the contract period. Contracts for related professional services, such as customized training or implementation programs, are either on a time and materials or fixed fee basis. Professional services revenue is generally recognized at the point in time the services are performed.

Other revenue also consists of fees we may receive from third-party sponsorships and partnerships as part of lifestyle and event experience programs for members, whole aircraft acquisition and sales fees where we act as the broker and special missions including government, defense, emergency and medical transport, which are each recognized at the point in time the service is provided.

Aircraft Sales

We acquire aircraft from vendors and various other third-party sellers in the private aviation industry. On the acquisition date, we determine whether our intent is to sell the aircraft, generally within six to 12 months. If an aircraft is available to be used to service member or customer flights and our intent is either to sell and leaseback the aircraft or sell the aircraft to an aircraft management client, then we classify the purchase as an asset held for sale on the consolidated balance sheets, provided all of the six specified accounting criteria in ASC 360-10-45-9 are met. As of December 31, 2021 and 2020, respectively, aircraft purchases of $18.1 million and $0 were recorded as held for sale. Assets held for sale are reported at the lower of cost or fair value less costs to sell. The gain (loss) upon sale of such aircraft is recorded on a net basis as part of income (loss) from operations in the consolidated statements of operations. We recorded a gain on sale of $1.3 million, $0 and $0 for aircraft sale-leaseback transactions during the years ended December 31, 2021, 2020 and 2019, respectively.

If our intent is to sell to a third-party customer and we do not intend to use the aircraft to service member or customer flights prior to the sale then we classify the purchase as inventory on the consolidated balance sheets and the sale is recorded on a gross basis within other revenue and cost of revenue in the consolidated statements of operations. As of December 31, 2021 and 2020 there were no aircraft purchases recorded in inventory. In addition, there was no revenue recorded for aircraft sales during the years ended December 31, 2021, 2020 and 2019.

Aircraft Maintenance and Repair

Regular maintenance for owned and leased aircraft is expensed as incurred unless covered by a third-party, long-term flight hour service agreement. We have separate service agreements in place covering scheduled and unscheduled repairs of certain aircraft components, as well as the engines for certain owned and leased aircraft in our fleet. Certain of these agreements, whose original terms generally range from ten to 15 years, require monthly payments at rates based either on the number of cycles each aircraft was operated during each month or the number of flight hours each engine was operated during each month, subject to annual escalations. These power-by-the-hour agreements transfer certain risks, including cost risks, to the third-party service providers. They generally fix the amount we pay per flight hour or number of cycles in exchange for maintenance and repairs under a predefined maintenance program, which are representative of the time and materials that would be consumed. These costs are expensed as the related flight hours or cycles are incurred.

Advertising Costs

We expense the cost of advertising and promoting our services as incurred. Such amounts are included in sales and marketing expense in the consolidated statements of operations and totaled $12.3 million, $7.2 million and $5.0 million, for the years ended December 31, 2021, 2020 and 2019, respectively.

Equity-Based Compensation

Prior to the Business Combination, we issued equity-based compensation awards to employees and consultants, including stock options, profits interests and restricted interests, under the WUP stock option plan and WUP management incentive plan. In connection with the Business Combination, we adopted and issued Restricted stock units (“RSUs”) and stock options under the Wheels Up Experience Inc. 2021 Long-Term Incentive Plan. Equity-based compensation awards are measured on the date of grant based on the estimated fair value of the respective award and the resulting compensation expense is recognized over the requisite service period of the respective award. We account for forfeitures of awards as they occur.

WUP restricted interests have a performance condition that provides for accelerated vesting upon the occurrence of a change in control or an initial public offering including consummation of a transaction with a special-purpose acquisition company. For performance-based awards such as WUP restricted interests, the grant date fair value of the award is expensed over the vesting period when the performance condition is considered probable of being achieved.

RSUs are measured based upon the fair value of a share of our Class A common stock on the date of grant. RSUs typically vest upon a service-based requirement, and we recognize compensation expense on a straight-line basis over the requisite service period.

Earnout Shares (as defined below) potentially issuable to holders of WUP profits interests and restricted interests as part of the Business Combination (see Note 3 and Note 14) are recorded as equity-based compensation. Earnout Shares contain market conditions for vesting. Compensation expense related to an award with a market condition is recognized on a tranche-by-tranche basis (accelerated attribution method) over the requisite service period and is not reversed if the market condition is not satisfied.

Income Taxes

We account for income taxes using the asset and liability method. Deferred tax assets and liabilities reflect the expected future consequences of temporary differences between the financial reporting and tax bases of assets and liabilities as well as operating losses, capital losses, and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates that are expected to be in effect when these differences are anticipated to reverse. Management makes estimates, assumptions, and judgments to determine our provision for income taxes, deferred tax assets and liabilities, and any valuation allowance recorded against deferred tax assets. We assess the likelihood that our deferred tax assets will be recovered from future taxable income and, to the extent we believe, based upon the weight of available evidence, that it is more likely than not that all or a portion of the deferred tax assets will not be realized, we establish a valuation allowance.

We recognize the tax benefit from an uncertain tax position only if it is more likely than not the tax position will be sustained upon examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized from such positions are then measured based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. Interest and penalties related to unrecognized tax benefits are recognized within income tax expense.

Net Income (Loss) per Share

Basic net income (loss) per share is computed by dividing net income (loss) attributable to Wheels Up by the weighted average number of shares of Class A common stock outstanding during the period. Diluted net income (loss) per share is computed based on the weighted average number of shares of Class A common stock outstanding plus the effect of dilutive potential shares of Class A common stock outstanding during the period. During the periods when there is a net loss, potentially dilutive shares of Class A common stock are excluded from the calculation of diluted net loss per share as their effect is anti-dilutive.

Segment Reporting

We identify operating segments as components of Wheels Up for which discrete financial information is available and is regularly reviewed by the chief operating decision maker, or decision-making group, in making decisions regarding resource allocation and performance assessment. The chief operating decision maker is the chief executive officer. We determined that Wheels Up operates in a single operating and reportable segment, private aviation services, as the chief operating decision maker reviews financial information presented on a consolidated basis, accompanied by disaggregated information about revenue, for purposes of making operating decisions, allocating resources, and assessing performance. Substantially all of our long-lived assets are located in the U.S. and revenue from private aviation services is substantially earned from flights throughout the U.S.

Correction of an Immaterial Error

During the fourth quarter of 2021, we identified an immaterial error related to the accounting for equity as part of the reverse recapitalization (see Note 3) that resulted in an understatement of our accumulated deficit and an overstatement of additional paid-in capital by $25.9 million as of January 1, 2019 and December 31, 2019 and $32.7 million as of December 31, 2020. The error had no impact on our total equity or our financial position, results of operations or cash flows.

We assessed the materiality of the error on our consolidated financial statements for prior periods and concluded that they were not material. We have corrected the error by adjusting the prior period consolidated financial statements.

Adopted Accounting Pronouncements

In December 2019, the FASB issued accounting standards update (“ASU”) 2019-12, Simplifying the Accounting for Income Taxes (ASC 740). This standard simplifies the accounting for income taxes by (i) eliminating certain exceptions within ASC 740 and (ii) clarifying and amending the existing guidance to enable consistent application of ASC 740. We adopted ASU 2019-12 on January 1, 2021. This adoption did not have a material impact on our consolidated financial statements.

In March 2020, the FASB issued ASU 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting (ASC 848). The FASB issued a subsequent amendment to the initial guidance in January 2021 with ASU 2021-

01. This standard provides temporary optional expedients and exceptions to accounting guidance on contract modifications and hedge accounting to ease financial reporting burdens as the market transitions from the London Interbank Offered Rate and other interbank offered rates to alternative reference rates. The guidance was effective upon issuance and generally can be applied through December 31, 2022. This adoption did not have a material impact on our consolidated financial statements.

In November 2021, the FASB issued ASU 2021-10, Government Assistance: Disclosures by Business Entities about Government Assistance (ASC 832). This standard requires certain disclosures about the significant terms and conditions of material government assistance agreements in order to provide more consistent information to financial statement users. This new standard is effective for annual reporting periods in fiscal years beginning after December 15, 2021. Early adoption is permitted. We determined that our material government assistance is the payroll support program agreement under the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”), and we adopted the new standard in 2021. See Note 8, where we reflect the requirements of this new standard as it relates to our payroll support program disclosures.

Accounting Pronouncements Issued but Not Yet Effective

In October 2021, the FASB issued ASU 2021-08, Business Combinations: Accounting for Contract Assets and Contract Liabilities from Contracts with Customers (ASC 805). This standard simplifies the measurement and recognition of contract assets and contract liabilities from contracts with customers acquired in a business combination. This guidance will generally result in the recognition of contract assets and contract liabilities consistent with those reported by the acquiree immediately before the acquisition date. This new standard is effective for interim and annual reporting periods in fiscal years beginning after December 15, 2022. Early adoption is permitted. We are currently evaluating but do not believe the adoption of ASU 2021-08 will have a material impact on our consolidated financial statements.